Impairment testing (Tables)	12 Months Ended
Dec. 31, 2021
Impairment Testing
Schedule of impairment test

	Year ended December 31,
€ in thousand	2021	2020	% 2021 vs 2020
Product Sales
IXIARO	45,118	48,480	(6.9%)
DUKORAL	2,440	13,300	(81.7%)

Schedule of sensitivity analysis

Sensitivity analysis	2021		2020
	IXIARO	DUKORAL	COVID	IXARO	DUKORAL
WACC	7.49%	7.23%	7.77%	7.55%	7.30%
Break-even WACC	53.11%	13.10%	75.34%	54.44%	10.58%
Impairment if WACC increases by 1%	NO	NO	NO	NO	NO
Impairment if sales reduce by 10%	NO	NO	NO	NO	NO